Commitments and Contingencies - Additional Information (Details) - Sep. 30, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
Accrued expenses	¥ 34,494	$ 5,080
Recognized losses	¥ 2,216	$ 326